MAJOR CUSTOMERS AND GEOGRAPHIC INFORMATION (Revenues And Long-Lived Assets by Geographic Areas) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	$ 21,551	$ 19,405	$ 27,523
Long-Lived Assets	3,911	4,019
Israel [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	5,329	7,009	9,187
Long-Lived Assets	3,262	3,277
China [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Long-Lived Assets	649	742
Asia [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	4,594	3,110	3,920
North America [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	2,370	1,876	3,532
Latin America [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	8,943	7,289	10,678
Europe [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	$ 315	$ 121	$ 206